AXS IPM Systematic Macro Fund
SUMMARY SECTION AXS IPM Systematic Macro Fund
Investment Objective
The investment objective of the AXS IPM Systematic Macro Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about waivers and discounts is available from your financial professional and in the section titled "YOUR ACCOUNT WITH THE FUND – Purchase of Shares/Class I Shares" on page 91, and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” on page 116 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AXS IPM Systematic Macro Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee	none
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS IPM Systematic Macro Fund Class I Shares
Management fees	1.68%	[1]
Distribution and service (Rule 12b-1) fees	none
Interest expenses	0.06%
Other expenses	0.09%	[2]
Total annual fund operating expenses	1.83%	[2]
Fees waived and/or expenses reimbursed	0.06%	[3]
Total annual fund operating expenses after waiving fees	1.89%	[3]
[1]	The Fund's "Management Fees" include a management fee paid to the advisor by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 1.68% of the Subsidiary's average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Subsidiary. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the advisor obtains the prior approval of the Trust's Board of Trustees.
[2]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates. The Fund's investment in the IPM Systematic Macro Trading Program (the "IPM Program") through its Subsidiary is also subject to certain derivative trading costs, including brokerage commissions and various exchange fees, which are not included in the calculation of Annual Fund Operating Expenses. "Other expenses" includes expenses of the Fund's Subsidiary other than management fees paid by the Subsidiary to the advisor, which are included in "Management Fees" in the table above.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses) do not exceed 1.83% of the average daily net assets of the Fundy. This agreement is effective until November 16, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Similarly, the predecessor fund's investment advisor, Equinox Institutional Asset Management, LP ("Equinox"), is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by Equinox to the predecessor fund prior to the predecessor fund's reorganization on November 15, 2019, for a period ending three years after the date of the waiver of payment, In each case, such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a "first in, first out" basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the predecessor fund prior to the reorganization must be approved by the Board of Trustees of the Trust.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $200,000,000(initial investment minimum) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
AXS IPM Systematic Macro Fund | Class I Shares | USD ($)	3,838,779	11,749,811	20,035,436	43,159,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund's predecessor fund, Equinox IPM Systematic Macro Fund was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio comprised of cash, cash equivalents, securities issued by the U.S. government and money market funds, and (ii) directly, or indirectly through its wholly-owned subsidiary, in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non-U.S., including emerging markets) markets across three major asset classes: currencies, fixed income and stock indices. The Subsidiary's investment in futures contracts and futures-related instruments is directed by IPM Informed Portfolio Management AB ("IPM" or " Trading Advisor") in accordance with its IPM Program. The Subsidiary is formed as a limited liability company under the laws of the State of Delaware. The Fund or its Subsidiary may also invest in derivative instruments such as swaps that provide exposure to the IPM Program. The Advisor intends to target a reduced level of volatility for the Fund relative to the IPM Program. The Advisor will adjust the Fund's exposure to the IPM Program by managing its investment in the Subsidiary.

The IPM Program takes a systematic, global macro approach to investment. Systematic trading strategies such as the IPM Program generally employ computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered. The IPM Program seeks to utilize models of short-term and long-term factors that affect investment returns. The models are based on market fundamentals. These quantitative models attempt to rank the relative attractiveness of global financial instruments in currency (developed as well as emerging markets), equity, and fixed-income markets. The outputs from the models are used to establish trading positions (long or short) in these markets, using primarily futures contracts and futures-related instruments. IPM's investment process is guided by the work of its research team, which regularly reviews and develops trading systems and financial models using a wide array of analytical techniques.

The IPM Program seeks to invest in a diversified portfolio of futures contracts and futures-related instruments that combines a large number of uncorrelated investment ideas derived from four broad fundamental themes: value, risk premia, macroeconomic, and market dynamic. Consequently, the overall returns offered by the IPM Program are not expected to correlate to the returns of other asset classes including but not limited to equity securities, fixed-income securities, commodities and real estate.

"Value" themes seek to identify and take positions on the basis of discrepancies identified between prevailing market prices of assets and their long-term intrinsic values. An asset's intrinsic value refers to the perception of the asset's true value based upon fundamental analysis of basic, underlying factors that will affect the supply and demand of the asset.

"Risk premia" themes seek to exploit the time-varying nature of investment opportunities and returns that may be attributable at least in part to the preferences and actions of market participants, i.e. the relative attractiveness of taking a long position in risky assets such as stocks and bonds over different time horizons.

"Macroeconomic" themes seek to identify shifts in global economic activity and to establish positions that may profit from expected market responses and adjustments. Macroeconomic analysis generally analyzes economic, political or financial trends to seek returns from investments across a particular, or a number of, geographic regions.

"Market dynamic" themes recognize that each market has its own set of specific characteristics (such as investment flows, interest rate volatility, and other attributes) that may offer trading opportunities.

1. Derivative Instruments: As a principal investment strategy, the Subsidiary will either (i) invest in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps to gain exposure to a wide variety of global markets for currencies, interest rates and stock market indices and to hedge price risk, (ii) enter into swaps that provide exposure to the IPM Program, or (iii) invest in some combination of (i) and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the market price of a security, the value of a currency or the level of a financial rate, benchmark or index in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. To the extent the Fund employs derivatives to gain exposure to the IPM Program, it is anticipated that the Fund will utilize a total return swap (a "Swap"), a type of derivative instrument designed to replicate the aggregate returns of the IPM Program. Any Swap will be based on a notional amount agreed upon by the Advisor and a counterparty. The Advisor will retain the ability to adjust the notional exposure of the swap at its discretion.

2. Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and rules under it, in money market funds.

The Fund's return will be derived principally from changes in the value of securities held in the Fund's portfolio (including its investment in the Subsidiary), and the Fund's assets will consist principally of securities. The Fund may engage in frequent buying and selling of portfolio holdings to achieve its investment objective.

The Fund may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in futures contracts and futures-related instruments, but it may also invest in U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary's futures positions. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company ("RIC") under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund is the sole member of the Subsidiary and does not expect interests in Subsidiary to be offered or sold to other investors.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Fund may also include the Subsidiary.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below in alphabetical order. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

IPM Program risk. The profitability of any Fund investment in the IPM Program depends primarily on the ability of IPM to anticipate price movements in the relevant markets and futures contracts. Such price movements may be volatile and may be influenced by, among other things:

•	changes in interest rates;

•	governmental, trade, fiscal, monetary and exchange control programs and policies;

•	natural disasters, such as hurricanes;

•	changing supply and demand relationships;

•	changes in balances of payments and trade;

•	U.S. and international rates of inflation and deflation;

•	currency devaluations and revaluations;

•	U.S. and international political and economic events; and

•	changes in philosophies and emotions of various market participants;

The IPM Program may not take all (or any) of these factors into account. To the extent the Fund employs derivatives to gain exposure to the IPM Program, the Fund will indirectly bear the expenses, including management fees, transaction fees and other fees and expenses associated with the IPM Program through reduced returns. To the extent exposure to the IPM Program is accessed through a Swap and the reference asset of such Swap is a pooled vehicle, the operating expenses of the reference asset are imbedded in the returns of the Swap and represent an indirect cost of investing in the Fund. The successful use of futures contracts and futures-related instruments draws upon IPM's skill and experience with respect to such instruments and are subject to special risk considerations. See "Derivatives risk" for risks associated with the use of futures contracts. In addition, because the Advisor will adjust the Fund's exposure to the IPM Program, the Fund may not participate fully in the returns of the IPM Program.

The trading decisions of the IPM Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at IPM have developed over time. The successful operation of the automated computer algorithms on which the IPM Program's trading decisions are based is reliant upon IPM's information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without IPM recognizing that fact before substantial losses are incurred. There can be no assurance that IPM will be successful in maintaining effective mathematical models and automated computer algorithms. There is no assurance that the Fund's investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Counterparty Risk. The derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or Trading Company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Volatility risk. A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time. The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Subsidiary risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the U.S. states under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Equity risk. The value of the equity securities held by a Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Government intervention and regulatory changes. In response to the global financial crisis that began in 2008, which caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks took steps to support financial markets, including by keeping interest rates low. Recently, the Federal Reserve has begun raising interest rates, and if there is less governmental action in the future to maintain low interest rates and/or actions are taken to raise interest rates further, there may be unpredictable and possible negative effects on the markets and the Fund's investments. In addition, legal and regulatory changes could occur that may adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. For example, the regulation of derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund's derivative transactions, impede the employment of the Fund's derivatives strategies, or adversely affect the Fund's performance. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging risk. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's Advisor or IPM about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor, the trading advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

New advisor risk. The Advisor is a newly organized investment advisor and has no operating history or performance track record.

Performance

The Fund will commence operations and acquire the assets and liabilities of the Equinox IPM Systematic Macro Fund, a series of Equinox Funds Trust, (the "Predecessor Fund"), on November 15, 2019. As a result of the acquisition, the Fund will be the accounting successor of the Predecessor Fund. Performance results for the Predecessor Fund shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year for Class I shares and by showing how the average annual total returns of the Predecessor Fund compare with the average annual total returns of the S&P 500 Total Return Index and the HFRI Macro Total Index. The bar chart shows the performance of the Predecessor Fund's Class I shares. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund's website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587).

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return for the Fund as of September 30, 2019 was (3.60)%.

Class I Shares
Highest Calendar Quarter Return at NAV	7.58%	Quarter Ended 3/31/2016
Lowest Calendar Quarter Return at NAV	(2.99)%	Quarter Ended 09/30/2018

Average Annual Total Returns (for Periods Ended December 31, 2018)
Average Annual Total Returns - AXS IPM Systematic Macro Fund		1 Year	Since Inception [1]	Inception Date
Class I Shares		1.36%	1.92%	Jul. 06, 2015
Class I Shares | After Taxes on Distributions	[2]	0.81%	1.37%	Jul. 06, 2015
Class I Shares | After Taxes on Distributions and Sales	[2]	0.81%	1.38%	Jul. 06, 2015
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	7.87%	Jul. 06, 2015
HFRI Macro Total Index		(3.99%)	(0.50%)	Jul. 06, 2015
[1]	The start of performance date is July 7, 2015.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.